Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 08, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease-related assets and liabilities
Operating lease assets		$ 371	$ 1,323
Operating lease liability, current		516	1,111
Operating lease liability, noncurrent		$ 30	546
Estimated incremental borrowing rate		8.95%
Impairment charge on right of use assets	$ 100
Impairment charge of assets	$ 200
Operating lease-related income and expenses
Rent expense recorded		$ 1,000	$ 1,000
Future minimum lease payments under non-cancelable operating leases
2023		531
2024		29
Total future lease payments		560
Less imputed interest		(14)
Total operating lease liability		$ 546